UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT
DECEMBER 31, 2007

                        [LOGO OF TAX-FREE FUND FOR UTAH:
   A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM](R)

                                TAX-FREE FUND FOR
                                      UTAH
                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](R)

                  SERVING UTAH INVESTORS FOR MORE THAN 15 YEARS

                             TAX-FREE FUND FOR UTAH

                            "HOW YOUR FUND IS COPING
                       WITH THE CURRENT MARKET SITUATION"

                                                                  February, 2008

Dear Fellow Shareholder:

      As you are well aware, our country has been going through a credit crunch that began last year, particularly in August, 2007. This credit situation and liquidity crisis have continued to worsen in various forms since that time which has also led to a weakening in the U.S. dollar.

      While things have continued to be quite messy in the securities market despite the actions of the Federal Reserve to lower interest rates, we feel it is important for you to know that we are doing everything possible to ensure that your investment in Tax-Free Fund For Utah does not have any problems.

      By design, Tax-Free Fund For Utah contains a large percentage of securities - approximately 80% as of 12/31/07 - which, due to the addition of insurance bought by issuers or otherwise, are credit rated as A or higher. You should be aware, however, that when purchasing securities for the Fund's portfolio, we always look to the UNDERLYING CREDIT QUALITY of the issues. Even without insurance and other credit enhancements, your Fund's portfolio managers have confirmed that the underlying credit quality of the Fund's portfolio holdings is approximately 73.5% A-rated or higher. Additionally, the average maturity of the securities in the Fund's portfolio is intermediate in nature. Thus, with a portfolio of high quality and intermediate maturity securities, the Fund's share value has remained reasonably stable. We strongly believe that when things get tough in the securities markets, that's when a portfolio of high quality investments pays off.

      You can be assured that we will seek to continue operating the Fund and maintaining its portfolio in your best interest. As we have emphasized to you since the founding of Tax-Free Fund For Utah, the Trustees and management team of your Fund fully realize that it is YOUR money, invested in YOUR Fund, invested in projects throughout YOUR communities and state. Not only are YOUR investments in the Fund being handled as well as we can in terms of its portfolio construction, but your Fund is also helping to fund hundreds of vital municipal projects throughout Utah.

      Because it is YOUR Fund, we try to ensure that all shareholders always have the chance to know what is going on with their investment. Furthermore, we want shareholders to have the chance to ask any questions of the management team, to ease any concern they might have. Thus, to provide you with face-to-face access to your management team, we always hold IN-STATE Annual Meetings of Shareholders.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      One question asked during a recent shareholder meeting of another fund in the Aquila Group of Funds that we think you might find of interest concerned the cost of running the fund. This question gives us an opportunity to emphasize that the total annualized expense ratio of Tax-Free Fund For Utah Class A shares is 0.62% (as you will note in the enclosed Semi-Annual Report). Or, put another way, the total annual operating cost is only 0.62 of 1%. With the average expense ratio of similar type funds being 0.83%, we believe that Tax-Free Fund For Utah is doing a good job of controlling costs.

      We appreciate your loyalty to Tax-Free Fund For Utah. We will do everything we can to merit your continued trust.

                                   Sincerely,


                                 [PHOTO OMITTED]
/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

For certain investors, some dividends of your Trust may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (23.5%)                              S&P            VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  CITY, COUNTY AND STATE (10.6%)
                  Alamo, Texas Community College District
$       595,000   4.375%, 02/15/25 MBIA Insured ...........................   Aaa/AAA    $        591,079
                  Anderson, Indiana San District
        505,000   4.600%, 07/15/23 AMBAC Insured ..........................   Aaa/AAA             516,135
                  Brian Head, Utah
        405,000   6.500%, 03/15/24 ........................................   NR/NR*              433,561
                  Cedar City, Utah Special Improvement District
                     Assessment
        235,000   5.050%, 09/01/10 ........................................   NR/NR*              236,201
        215,000   5.200%, 09/01/11 ........................................   NR/NR*              216,692
                  Cedar Park, Texas
        835,000   4.500%, 02/15/22 MBIA Insured ...........................   Aaa/AAA             847,901
                  Coral Canyon, Utah Special Service District
        140,000   4.850%, 07/15/17 ........................................   NR/NR*              129,879
        580,000   5.700%, 07/15/18 ........................................   NR/NR*              575,464
                  Dawson County, Texas Hospital District
        555,000   4.375%, 02/15/24 AMBAC Insured ..........................   NR/AAA              550,854
                  Denton County, Texas
        700,000   4.500%, 07/15/24 MBIA Insured ...........................   Aaa/AAA             707,119
        400,000   4.500%, 07/15/25 MBIA Insured ...........................   Aaa/AAA             401,772
                  Denton County, Texas  Public Improvement
      1,500,000   4.250%, 07/15/27 MBIA Insured ...........................   Aaa/AAA           1,440,285
                  Harris County, Texas Unlimited Tax
        300,000   4.500%, 10/01/23 ........................................   Aa1/AA+             300,447
                  Harris County, Texas Utility District #268
        905,000   4.375%, 09/01/27 Radian Insured .........................   Aa3/AA              809,441
                  Hurricane, Utah
        125,000   5.400%, 11/01/09 Radian Insured .........................    NR/AA              128,710
                  King County, Washington Unlimited Tax
      1,000,000   4.500%, 12/01/25 FSA Insured ............................   Aaa/AAA           1,009,530
                  Laredo, Texas
        300,000   4.250%, 08/15/21 AMBAC Insured ..........................   Aaa/AAA             301,929
        500,000   4.500%, 02/15/24 AMBAC Insured ..........................   Aaa/AAA             504,830

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  CITY, COUNTY AND STATE (CONTINUED)
                  McKinney, Texas
$     1,700,000   4.500%, 08/15/23 XLCA Insured ...........................   Aaa/AAA    $      1,713,022
      1,375,000   5.000%, 08/15/24 XLCA Insured ...........................   Aaa/AAA           1,450,886
        695,000   4.375%, 08/15/25 MBIA Insured ...........................   Aaa/AAA             690,330
                  Mesquite, Texas
        510,000   4.625%, 02/15/22 FSA Insured ............................   Aaa/AAA             524,453
                  San Antonio, Texas
        125,000   4.750%, 02/01/24 FSA Insured ............................   Aaa/AAA             127,880
                  San Patricio County, Texas
        450,000   4.600%, 04/01/25 AMBAC Insured ..........................   Aaa/NR              455,207
                  Texas State
        415,000   4.500%, 08/01/22 ........................................   Aa1/AA              419,818
                  Waco, Texas
      2,560,000   4.500%, 02/01/24 MBIA Insured ...........................   Aaa/AAA           2,578,406
                  Washington County, Utah
      1,250,000   5.000%, 10/01/22 MBIA Insured ...........................   Aaa/NR            1,300,138
                  Washington State
      3,315,000   4.500%, 01/01/22 MBIA Insured ...........................   Aaa/AAA           3,363,664
        705,000   4.500%, 07/01/23 FSA Insured ............................   Aaa/AAA             705,606
                  Williamson County, Texas
        460,000   4.500%, 02/15/26 FSA Insured ............................   Aaa/AAA             460,911
                                                                                         ----------------
                  Total City, County and State ............................                    23,492,150
                                                                                         ----------------

                  SCHOOL DISTRICT (12.9%)
                  Borger, Texas Independent School District
        400,000   4.500%, 02/15/24 ........................................   NR/AAA              404,320
        500,000   4.500%, 02/15/25 ........................................   NR/AAA              502,340
                  Canutillo, Texas Independent School District
        500,000   4.500%, 08/15/25 ........................................   NR/AAA              502,460
                  Clint, Texas
        265,000   4.250%, 02/15/28 ........................................   NR/AAA              252,903
                  Dallas, Texas Independent School District
      2,500,000   5.000%, 08/15/29 ........................................   Aaa/AAA           2,595,325
                  Davis County, Utah School District
        675,000   5.150%, 06/01/17 (pre-refunded) .........................   Aaa/NR              727,549

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  SCHOOL DISTRICT (CONTINUED)
                  Dripping Springs, Texas
$       725,000   4.375%, 08/15/22 ........................................   Aaa/AAA    $        733,903
                  Eagle Mountain & Saginaw, Texas Independent
                     School District
        300,000   4.750%, 08/15/21 ........................................   Aaa/AAA             312,630
        525,000   4.750%, 08/15/23 ........................................   Aaa/AAA             542,593
                  Freemont County, Wyoming School District #14
        355,000   4.500%, 06/15/26 ........................................   NR/BBB              345,443
                  Frisco, Texas Independent School District
      1,260,000   5.000%, 07/15/26 ........................................   Aaa/NR            1,311,925
                  Galena Park, Texas Independent School District
        295,000   4.625%, 08/15/25 ........................................   Aaa/NR              298,015
                  Harrisburg, South Dakota Independent School
                     District No. 41-2
      1,370,000   4.500%, 01/15/24 FSA Insured ............................   Aaa/NR            1,375,686
                  Iron County, Utah School District
      1,260,000   5.000%, 01/15/21 ........................................   Aaa/NR            1,349,372
                  Jacksboro, Texas Independent School District
        815,000   4.700%, 02/15/23 ........................................   NR/AAA              842,376
                  La Feria, Texas Independent School District
        210,000   4.400%, 02/15/24 ........................................   Aaa/NR              210,118
                  Lancaster, Texas School District
        300,000   4.375%, 02/15/22 ........................................   Aaa/AAA             303,003
                  Lindale, Texas Independent School District
        440,000   4.250%, 02/15/21 ........................................   NR/AAA              442,671
      1,000,000   4.250%, 02/15/22 ........................................   NR/AAA            1,002,400
        445,000   4.375%, 02/15/23 ........................................   NR/AAA              447,550
                  Lovejoy, Texas Independent School District
        200,000   4.500%, 02/15/24 ........................................   Aaa/AAA             201,814
                  Muleshoe, Texas Independent School District
        380,000   4.500%, 02/15/22 ........................................   NR/AAA              380,027
        250,000   4.500%, 02/15/23 ........................................   NR/AAA              249,998
        200,000   4.500%, 02/15/24 ........................................   NR/AAA              199,996
        220,000   4.500%, 02/15/25 ........................................   NR/AAA              219,985

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  SCHOOL DISTRICT (CONTINUED)
                  Navasota, Texas Independent School District
$       475,000   5.000%, 08/15/23 FGIC Insured ...........................   Aaa/NR     $        497,282
                  North Summit County, Utah School District
        760,000   5.000%, 02/01/23 ........................................   Aaa/NR              802,636
        800,000   5.000%, 02/01/24 ........................................   Aaa/NR              841,104
                  Prosper, Texas Independent School District
        395,000   4.125%, 08/15/21 ........................................   NR/AAA              393,965
                  Southern, Texas Independent School District
        910,000   4.500%, 02/01/26 ........................................   Aaa/AAA             911,802
                  Spring, Texas Independent School District
        300,000   4.750%, 08/15/23 ........................................   Aaa/AAA             308,466
      1,400,000   4.500%, 08/15/27 ........................................   Aaa/AAA           1,398,124
                  Tooele County, Utah School District
        670,000   4.000%, 06/01/20 ........................................   Aaa/AAA             659,669
                  Van, Texas Independent School District
        750,000   4.875%, 02/15/26 ........................................   Aaa/AAA             781,050
                  Washington County, Utah
        440,000   5.000%, 10/01/18 XLCA Insured ...........................   Aaa/NR              466,550
        465,000   5.000%, 10/01/19 XLCA Insured ...........................   Aaa/NR              491,933
        490,000   5.000%, 10/01/20 XLCA Insured ...........................   Aaa/NR              518,381
        510,000   5.000%, 10/01/21 XLCA Insured ...........................   Aaa/NR              537,688
        535,000   5.000%, 10/01/22 XLCA Insured ...........................   Aaa/NR              561,151
        565,000   5.000%, 10/01/23 XLCA Insured ...........................   Aaa/NR              589,917
        320,000   5.000%, 10/01/24 XLCA Insured ...........................   Aaa/NR              333,347
                  Washoe County, Nevada School District
        200,000   4.625%, 06/01/23 FGIC Insured ...........................   Aaa/AAA             203,196
                  Waxahachie, Texas Independent School District
        605,000   4.400%, 08/15/26 ........................................   Aaa/NR              599,658
        630,000   4.400%, 08/15/27 ........................................   Aaa/NR              616,997
                  Weber County, Utah School District
        750,000   5.000%, 06/15/18 ........................................   Aaa/NR              794,723
                  Yakima County, Washington School District #208
        750,000   4.500%, 12/01/23 FSA Insured ............................   Aaa/NR              751,650
                                                                                         ----------------
                  Total School District ...................................                    28,813,691
                                                                                         ----------------
                  Total General Obligation Bonds ..........................                    52,305,841
                                                                                         ----------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (74.2%)                                          S&P          VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  AIRPORT (1.9%)
                  Clark County, Nevada Passenger Facility Charge
$       255,000   4.750%, 07/01/22 MBIA Insured AMT .......................   Aaa/AAA    $        256,487
                  Hillsborough County, Florida Aviation Authority
      2,185,000   5.250%, 10/01/23 MBIA Insured AMT .......................   Aaa/AAA           2,249,130
                  Miami-Dade County, Florida Aviation Revenue
      1,675,000   5.000%, 10/01/28 Series C MBIA Insured AMT ..............   Aaa/AAA           1,666,307
                                                                                         ----------------
                  Total Airport ...........................................                     4,171,924
                                                                                         ----------------

                  COUNTY (0.4%)
                  Davis County, Utah  Lease Revenue DMV Project
         78,000   5.400%, 11/01/17 ........................................   NR/NR*               76,023
         83,000   5.450%, 11/01/18 ........................................   NR/NR*               80,786
         87,000   5.500%, 11/01/19 ........................................   NR/NR*               84,059
         92,000   5.550%, 11/01/20 ........................................   NR/NR*               88,563
         97,000   5.600%, 11/01/21 ........................................   NR/NR*               92,705
        103,000   5.650%, 11/01/22 ........................................   NR/NR*               98,412
        108,000   5.700%, 11/01/23 ........................................   NR/NR*              103,202
        115,000   5.700%, 11/01/24 ........................................   NR/NR*              109,958
        121,000   5.750%, 11/01/25 ........................................   NR/NR*              115,289
        128,000   5.750%, 11/01/26 ........................................   NR/NR*              121,327
                                                                                         ----------------
                  Total County ............................................                       970,324
                                                                                         ----------------

                  EDUCATION (15.4%)
                  Broward County, Florida School Board  COP
      1,680,000   4.500%, 07/01/23 Series A FGIC Insured ..................   Aaa/AAA           1,670,726
                  Carmel, Indiana 2002 School Building Corp.
      1,235,000   4.300%, 01/15/23 FSA Insured ............................   NR/AAA            1,233,629
      1,525,000   4.300%, 07/15/23 FSA Insured ............................   NR/AAA            1,523,262
                  Florida State Board of Education Public Education
        210,000   4.500%, 06/01/25 FSA Insured ............................   Aaa/AAA             210,911
                  Hillsborough County, Florida School Board COP
        560,000   4.250%, 07/01/26 MBIA Insured ...........................   Aaa/AAA             521,998
                  Laredo, Texas Independent School District Public
                     Facility Corp.
        190,000   5.000%, 08/01/24 AMBAC Insured ..........................   Aaa/AAA             195,882

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  EDUCATION (CONTINUED)
                  Nevada System Higher Education COP
$     1,000,000   5.000%, 07/01/25 AMBAC Insured ..........................   Aaa/AAA    $      1,046,230
                  Salt Lake County, Utah Westminster College Project
        435,000   4.750%, 10/01/21 ........................................   NR/BBB              414,394
      1,200,000   5.000%, 10/01/22 ........................................   NR/BBB            1,174,200
      1,250,000   5.000%, 10/01/25 ........................................   NR/BBB            1,181,213
      2,025,000   5.125%, 10/01/28 ........................................   NR/BBB            1,916,480
                  Texas State College Student Loan Revenue
        100,000   5.000%, 08/01/22 AMT ....................................   Aa1/AA              101,857
                  Texas State University System Financing Revenue
        655,000   4.375%, 03/15/23 FSA Insured ............................   Aaa/AAA             651,011
                  Tyler, Texas Independent School District
        325,000   5.000%, 02/15/26 FSA Insured ............................   Aaa/AAA             339,407
                  University of Nevada (University Revenues)
        190,000   4.500%, 07/01/24 MBIA Insured ...........................   Aaa/AAA             190,637
                  University of Utah COP
      3,170,000   4.350%, 12/01/26 AMBAC Insured ..........................   Aaa/AAA           3,121,689
                  University of Utah (University Revenues)
        770,000   5.000%, 04/01/18 MBIA Insured ...........................   Aaa/AAA             819,942
                  Utah County, Utah Charter School Revenue
                     Lakeview Academy
        315,000   5.350%, 07/15/17 Series A ...............................   NR/NR*              303,833
                  Utah County, Utah Charter School Revenue
                     Lincoln Academy
        450,000   5.450%, 06/15/17 Series A ...............................   NR/NR*              442,499
                  Utah County, Utah Charter School Revenue
                     Renaissance Academy
        340,000   5.350%, 07/15/17 Series A ...............................   NR/NR*              329,392
                  Utah County, Utah School Facility
      1,360,000   6.500%, 12/01/25 ........................................   NR/NR*            1,322,110
                  Utah State Board of Regents Auxiliary & Campus
                     Facility
      1,000,000   4.125%, 04/01/20 MBIA Insured ...........................   Aaa/AAA             984,360

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  EDUCATION (CONTINUED)
                  Utah State Board of Regents Dixie State College
$       120,000   5.500%, 05/01/14 MBIA Insured ...........................   Aaa/AAA    $        130,856
        130,000   5.500%, 05/01/15 MBIA Insured ...........................   Aaa/AAA             141,761
        400,000   5.100%, 05/01/21 MBIA Insured ...........................   Aaa/AAA             429,784
                  Utah State Board of Regents Lease Revenue
        410,000   4.500%, 05/01/20 AMBAC Insured ..........................   Aaa/AAA             421,738
        425,000   4.500%, 05/01/21 AMBAC Insured ..........................   Aaa/AAA             435,060
        450,000   4.625%, 05/01/22 AMBAC Insured ..........................   Aaa/AAA             462,339
        120,000   4.650%, 05/01/23 AMBAC Insured ..........................   Aaa/AAA             122,990
                  Utah State Board of Regents Office Facility Revenue
        450,000   5.050%, 02/01/20 MBIA Insured ...........................   Aaa/AAA             467,078
        360,000   5.125%, 02/01/22 MBIA Insured ...........................   Aaa/AAA             373,982
                  Utah State Board of Regents
      1,885,000   4.500%, 08/01/18 MBIA Insured ...........................   Aaa/AAA           1,943,529
      1,045,000   5.000%, 04/01/23 MBIA Insured ...........................   Aaa/AAA           1,092,683
        500,000   5.000%, 05/01/26 ........................................   Aa/AAA              550,320
                  Utah State Charter School Finance Authority
                     Channing Hall Academy
        500,000   5.750%, 07/15/22 Series A ...............................   NR/NR*              484,215
                  Utah State Charter School Finance Authority Fast
                     Forward Academy
      3,127,000   6.500%, 11/15/37 144A ...................................   NR/NR*            3,042,446
                  Utah State Charter School Finance Authority
                     Ronald Wilson Reagan Academy
      1,250,000   5.750%, 02/15/22 Series A ...............................   NR/NR*            1,214,650
                  Utah State Charter School Finance Authority
                     Summit Academy
        750,000   5.125%, 06/15/17 ........................................   NR/BBB-             745,823
                  Weber State University, Utah
      1,825,000   4.400%, 04/01/27 FSA Insured ............................   NR/AAA            1,813,174
                  Weber State University, Utah Student Facilities System
        300,000   5.100%, 04/01/16 Series A ...............................    NR/AA              320,373
        425,000   5.250%, 04/01/19 Series A ...............................    NR/AA              456,093
                                                                                         ----------------
                  Total Education .........................................                    34,344,556
                                                                                         ----------------

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HEALTHCARE (0.1%)
                  Harris County, Texas Health Facility Development
                     Corp.
$       145,000   5.000%, 11/15/28 AMBAC Insured ..........................   NR/AAA     $        146,959
                                                                                         ----------------
                  Total Healthcare ........................................                       146,959
                                                                                         ----------------

                  HOSPITAL (0.6%)
                  Murray City, Utah Hospital Revenue
      1,000,000   5.000%, 05/15/22 MBIA Insured ...........................   Aaa/AAA           1,004,120
                  Weber State University, Utah Human Services, COP
        430,000   5.050%, 01/15/17 AMBAC Insured ..........................   Aaa/AAA             433,896
                                                                                         ----------------
                  Total Hospital ..........................................                     1,438,016
                                                                                         ----------------

                  HOUSING (12.3%)
                  Alaska Housing Finance Corp. Housing Revenue
      1,000,000   4.700%, 06/01/27 AMT ....................................   Aa2/AA              939,570
                  Alaska State Local Housing Authority Revenue
        500,000   5.125%, 06/01/27 Series A2 AMT ..........................   Aaa/AAA             496,695
                  Florida Housing Finance Corp. Revenue
        435,000   4.750%, 01/01/16 AMT ....................................   Aa2/AA              440,772
        790,000   5.000%, 07/01/21 AMT ....................................   Aa2/AA              779,098
      1,610,000   4.550%, 07/01/22 AMT ....................................   Aa1/AA            1,509,278
                  Henderson, Nevada Local Improvement District
        150,000   5.000%, 09/01/15 ........................................   NR/NR*              139,145
        200,000   5.000%, 09/01/16 ........................................   NR/NR*              182,710
        200,000   5.050%, 09/01/17 ........................................   NR/NR*              181,424
        200,000   5.100%, 09/01/18 ........................................   NR/NR*              179,972
                  Indiana Housing & Community Development
                     Authority
      1,465,000   4.900%, 07/01/26 AMT ....................................   Aaa/NR            1,438,777
                  Indiana State Housing Finance Authority Single
                     Family
        245,000   4.850%, 07/01/22 AMT ....................................   Aaa/NR              239,759
                  Indianapolis, Indiana Multi-Family
        500,000   4.850%, 01/01/21 AMT ....................................   Aaa/NR              491,490

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HOUSING (CONTINUED)
                  Miami-Dade County, Florida Housing Finance Authority
$       535,000   5.000%, 11/01/23 FSA Insured AMT ........................   NR/AAA     $        533,224
                  Nevada Housing Multi-Family LOC US Bank
      1,000,000   4.750%, 04/01/39 AMT ....................................    NR/AA              963,010
                  Orange County, Florida Housing Finance Authority
        160,000   5.150%, 03/01/22 ........................................   Aaa/NR              161,093
                  Seattle, Washington Housing Authority
        730,000   4.400%, 11/01/21 AMT ....................................   NR/AAA              689,843
                  Snohomish County, Washington Housing Authority
        150,000   4.750%, 09/01/10 AMT ....................................   NR/NR*              149,325
        185,000   4.875%, 09/01/12 AMT ....................................   NR/NR*              183,056
        225,000   5.000%, 09/01/13 AMT ....................................   NR/NR*              222,912
        185,000   5.000%, 09/01/14 AMT ....................................   NR/NR*              182,519
        145,000   5.100%, 09/01/15 AMT ....................................   NR/NR*              143,363
                  South Dakota Housing Development Authority
      1,250,000   4.900%, 05/01/26 AMT ....................................   Aa1/AAA           1,226,213
                  Texas State Housing Revenue
      2,075,000   4.800%, 09/01/20 AMT ....................................   Aaa/AAA           2,028,686
        495,000   4.800%, 09/01/27 AMT ....................................   Aa1/AAA             475,482
                  Utah Housing Corporation Single Family Housing
         25,000   5.250%, 07/01/23 AMT ....................................   Aa2/AA               25,120
        640,000   5.000%, 01/01/32 AMT ....................................   Aa2/AA              626,861
                  Utah Housing Corporation Single Family Mortgage
        330,000   4.600%, 07/01/15 AMT ....................................   Aaa/AAA             334,729
        235,000   4.650%, 07/01/16 AMT ....................................   Aaa/AAA             237,515
        230,000   4.875%, 07/01/23 AMT ....................................   Aa3/AA-             222,589
      1,130,000   5.000%, 07/01/25 AMT ....................................   Aa3/AA-           1,124,779
        695,000   5.100%, 01/01/26 AMT ....................................   Aa3/AA-             697,106
        915,000   5.000%, 07/01/31 AMT ....................................   Aa2/AA              889,133
                  Utah State Housing Agency Housing Revenue
        125,000   5.650%, 07/01/27 AMT ....................................   Aa2/AA              127,101
                  Utah State Housing Corporation Single Family
                     Housing Revenue
      1,460,000   5.125%, 07/01/24 AMT ....................................   Aa3/AA-           1,468,614

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HOUSING (CONTINUED)
                  Utah State Housing Finance Agency
$       170,000   5.700%, 07/01/15 AMT ....................................   Aa3/AA-    $        171,515
        100,000   5.650%, 07/01/16 Series 1994C ...........................   Aaa/AAA             100,563
         40,000   5.400%, 07/01/16 AMT ....................................   Aa2/AA               40,313
         30,000   6.000%, 07/01/17 AMT ....................................   Aaa/AAA              30,157
        640,000   5.500%, 07/01/18 AMT ....................................   Aa3/AA-             670,317
         45,000   5.300%, 07/01/18 AMT ....................................   Aaa/AAA              46,074
         85,000   5.000%, 07/01/18 AMT ....................................   Aaa/AAA              85,456
         95,000   5.400%, 07/01/20 AMT ....................................   Aa2/AA               95,919
        140,000   5.600%, 07/01/23 AMT ....................................   Aa2/AA              141,247
         65,000   5.700%, 07/01/26 MBIA Insured ...........................   Aaa/AAA              65,130
                  Washington State Housing Finance Commission
      2,290,000   4.800%, 12/01/21 AMT ....................................   Aaa/NR            2,244,383
                  Wyoming Community Development Authority
                     Housing Revenue
        150,000   4.600%, 12/01/12 AMT ....................................   Aa1/AA+             151,604
        225,000   4.350%, 12/01/16 AMT ....................................   Aa1/AA+             222,701
        580,000   4.700%, 06/01/17 AMT ....................................   Aa1/AA+             583,985
        520,000   4.700%, 12/01/17 AMT ....................................   Aa1/AA+             523,572
      2,000,000   5.000%, 12/01/22 Series 10 AMT ..........................   Aa1/AA+           1,995,740
        120,000   5.000%, 12/01/22 ........................................   Aa1/AA+             121,488
        415,000   5.150%, 06/01/23 AMT ....................................   Aa1/AA+             415,369
                                                                                         ----------------
                  Total Housing ...........................................                    27,436,496
                                                                                         ----------------

                  INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
                  Sandy City, Utah Industrial Development, H Shirley
                     Wright Project, Refunding Bonds, LOC
                     Olympus Bank
        250,000   6.125%, 08/01/16 ........................................   NR/AAA              250,613
                  Utah County Environmental Improvement Revenue
        935,000   5.050%, 11/01/17 ........................................  Baa1/BBB+            971,016
                                                                                         ----------------
                  Total Industrial Development & Pollution Control ........                     1,221,629
                                                                                         ----------------

                  LEASE (9.7%)
                  Celebration Community Development District, Florida
        290,000   5.000%, 05/01/22 MBIA Insured ...........................   Aaa/AAA             302,496

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  LEASE (CONTINUED)
                  Clark County, Nevada Improvement District Revenue
$       735,000   5.125%, 12/01/19 ........................................   NR/NR*     $        679,610
                  Clark County, Nevada Improvement District Special
                     Local Improvement #128 (Summerlin)
        500,000   5.000%, 02/01/21 Series A ...............................   NR/NR*              443,060
                  Marion County, Indiana Convention & Recreational
                     Facilities Authority
        390,000   5.000%, 06/01/27 MBIA Insured ...........................   Aaa/AAA             394,692
                  Murray City, Utah Municipal Building Authority
        520,000   5.050%, 12/01/15 AMBAC Insured ..........................   Aaa/NR              555,854
                  New Albany, Indiana Development Authority
        500,000   4.250%, 02/01/22 ........................................    NR/A-              481,270
                  Poinciana West, Florida Community Development
                     District Special Assessment Revenue
      1,000,000   5.875%, 05/01/22 ........................................   NR/NR*              958,360
                  Port Saint Lucie, Florida Special Assessment
                     Revenue Southwest Annexation District 1-B
        500,000   5.000%, 07/01/27 MBIA Insured ...........................   Aaa/AAA             506,410
                  Red River, Texas Higher Education TCU Project
      1,000,000   4.375%, 03/15/25 ........................................   Aa3/NR              978,050
                  Salt Lake County, Utah Municipal Building
                     Authority
      3,900,000   5.200%, 10/15/20 AMBAC Insured (pre-refunded) ...........   Aaa/AAA           4,181,218
                  South Dakota State Building Authority Revenue
        500,000   4.500%, 06/01/24 FGIC Insured ...........................   NR/AAA              500,360
                  Spanish Fork, Utah Charter School
      2,000,000   5.550%, 11/15/21 ........................................   NR/NR*            1,919,560
                  Tolomato Community, Florida Development District
                     Special Assessment Revenue
      1,000,000   6.450%, 05/01/23 ........................................   NR/NR*              957,720
                  Utah County, Utah Municipal Building Authority
        120,000   5.500%, 11/01/16 AMBAC Insured ..........................   Aaa/NR              130,037
        240,000   5.500%, 11/01/17 AMBAC Insured ..........................   Aaa/NR              260,074

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  LEASE (CONTINUED)
                  Utah State Building Ownership Authority
$       465,000   5.000%, 05/15/21 ........................................   Aa1/AA+    $        496,053
      1,755,000   5.250%, 05/15/23 ........................................   Aa1/AA+           1,864,933
        510,000   5.000%, 05/15/23 ........................................   Aa1/AA+             539,606
      1,845,000   5.250%, 05/15/24 ........................................   Aa1/AA+           1,954,224
      1,080,000   5.000%, 05/15/25 ........................................   Aa1/AA+           1,126,526
                  West Bountiful, Utah Courthouse Revenue
        410,000   5.000%, 05/01/19 ........................................    NR/A-              440,828
                  West Valley City, Utah Municipal Building Authority
                     Lease Revenue Refunding
      1,890,000   4.375%, 08/01/26 Series A FGIC Insured ..................   Aaa/AAA           1,855,734
                                                                                         ----------------
                  Total Lease .............................................                    21,526,675
                                                                                         ----------------

                  TAX REVENUE (15.6%)
                  Bay County, Florida Sales Tax Revenue
        175,000   4.750%, 09/01/23 FSA Insured ............................   Aaa/NR              176,461
                  Bluffdale, Utah Sales Tax Revenue
      1,900,000   5.500%, 08/01/23 (pre-refunded) .........................   NR/NR*            1,927,284
                  Bountiful, Utah Special Improvement District Special
                     Assessment Revenue
        203,000   5.000%, 06/01/14 ........................................   NR/NR*              196,612
        213,000   5.150%, 06/01/15 ........................................   NR/NR*              206,989
        224,000   5.300%, 06/01/16 ........................................   NR/NR*              216,328
        236,000   5.500%, 06/01/17 ........................................   NR/NR*              228,913
        249,000   5.650%, 06/01/18 ........................................   NR/NR*              242,499
                  Cache County, Utah Sales Tax Revenue
        855,000   5.000%, 12/15/19 FGIC Insured ...........................   Aaa/AAA             923,263
                  Clark County, Nevada Improvement District
        250,000   5.000%, 08/01/16 ........................................   NR/NR*              233,738
                  Coral Canyon, Utah Special Service District
        110,000   5.000%, 07/15/13 ........................................   NR/NR*              107,235
        250,000   5.500%, 07/15/18 ........................................   NR/NR*              244,145
                  Henderson, Nevada Local  Improvement District
        100,000   4.500%, 09/01/12 ........................................   NR/NR*               93,627
        300,000   5.000%, 09/01/14 ........................................   NR/NR*              279,492
        300,000   5.000%, 09/01/15 ........................................   NR/NR*              275,880
        280,000   5.000%, 03/01/16 ........................................   NR/NR*              257,032

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  Holladay, Utah Redevelopment Agency
$     3,000,000   4.900%, 12/30/20 ........................................   NR/NR*     $      2,801,670
                  Jordanelle, Utah Special Service District
        186,000   5.000%, 11/15/14 ........................................   NR/NR*              183,969
        196,000   5.100%, 11/15/15 ........................................   NR/NR*              194,736
        206,000   5.200%, 11/15/16 ........................................   NR/NR*              203,256
        216,000   5.300%, 11/15/17 ........................................   NR/NR*              212,892
        228,000   5.400%, 11/15/18 ........................................   NR/NR*              225,038
        240,000   5.500%, 11/15/19 ........................................   NR/NR*              235,478
        253,000   5.600%, 11/15/20 ........................................   NR/NR*              247,318
        268,000   5.700%, 11/15/21 ........................................   NR/NR*              260,483
        283,000   5.800%, 11/15/22 ........................................   NR/NR*              275,025
        299,000   6.000%, 11/15/23 ........................................   NR/NR*              290,640
                  Jordanelle, Utah Special Service Improvement District
        230,000   8.000%, 10/01/11 ........................................   NR/NR*              234,600
                  La Verkin, Utah Sales and Franchise Tax Revenue
        571,000   5.100%, 07/15/27 ........................................   NR/NR*              537,345
                  Lehi, Utah Sales Tax
        790,000   5.000%, 06/01/24 FSA Insured ............................   Aaa/AAA             827,414
                  Mesquite, Nevada New Special Improvement District
        240,000   5.300%, 08/01/11 ........................................   NR/NR*              235,937
        185,000   4.600%, 08/01/11 ........................................   NR/NR*              180,473
        195,000   4.750%, 08/01/12 ........................................   NR/NR*              188,460
        230,000   4.900%, 08/01/13 ........................................   NR/NR*              221,626
        140,000   5.250%, 08/01/17 ........................................   NR/NR*              132,234
        315,000   5.350%, 08/01/19 ........................................   NR/NR*              293,838
        135,000   5.400%, 08/01/20 ........................................   NR/NR*              125,434
        500,000   5.500%, 08/01/25 ........................................   NR/NR*              455,845
                  Mountain Regional Water District, Utah Special
                     Assessment
      1,735,000   7.000%, 12/01/18 ........................................   NR/NR*            1,748,620
                  Mountain Regional Water, Utah Special Service District
      2,000,000   5.000%, 12/15/20 MBIA Insured ...........................   Aaa/AAA           2,101,640
                  North Ogden, Utah Sales Tax Revenue
        195,000   5.000%, 11/01/24 XLCA Insured ...........................   Aaa/AAA             203,691

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  Payson City Utah Sales Tax Revenue
$       445,000   5.000%, 08/01/21 FSA Insured ............................   NR/AAA     $        473,364
                  Salt Lake City, Utah Sales Tax
        265,000   5.250%, 02/01/13 ........................................   NR/AAA              284,440
                  Salt Lake County, Utah Sales Tax
        955,000   5.000%, 02/01/21 ........................................   NR/AAA            1,013,312
      1,005,000   5.000%, 02/01/22 ........................................   NR/AAA            1,062,556
      1,060,000   5.000%, 02/01/23 ........................................   NR/AAA            1,116,710
      1,115,000   5.000%, 02/01/24 ........................................   NR/AAA            1,170,460
                  Sandy City, Utah Sales Tax
        520,000   5.000%, 09/15/18 AMBAC Insured ..........................   Aaa/AAA             543,624
        605,000   5.000%, 09/15/20 AMBAC Insured ..........................   Aaa/AAA             631,166
                  South Jordan, Utah Sales Tax
        570,000   5.000%, 08/15/15 AMBAC Insured ..........................   Aaa/AAA             605,534
                  South Weber City, Utah
        525,000   5.000%, 01/15/24 MBIA Insured ...........................   Aaa/AAA             546,032
                  Springville, Utah Special Assessment Revenue
        400,000   5.500%, 01/15/17 ........................................   NR/NR*              386,472
        457,000   5.650%, 01/15/18 ........................................   NR/NR*              441,064
        483,000   5.800%, 01/15/19 ........................................   NR/NR*              462,516
        510,000   5.900%, 01/15/20 ........................................   NR/NR*              486,759
        540,000   6.000%, 01/15/21 ........................................   NR/NR*              512,411
                  Utah Water Finance Agency
        510,000   5.000%, 07/01/18 AMBAC Insured ..........................   Aaa/NR              536,974
        685,000   5.000%, 07/01/19 AMBAC Insured ..........................   Aaa/NR              720,887
                  Wasatch County, Utah Building Authority
        130,000   5.000%, 10/01/15 ........................................    A3/NR              136,466
        135,000   5.000%, 10/01/16 ........................................    A3/NR              140,941
                  Wasatch County, Utah Sales Tax
        205,000   5.000%, 12/01/16 AMBAC Insured ..........................   Aaa/AAA             216,761
        210,000   5.000%, 12/01/17 AMBAC Insured ..........................   Aaa/AAA             220,796
        225,000   5.000%, 12/01/18 AMBAC Insured ..........................   Aaa/AAA             235,645
                  Washington City, Utah Sales Tax
        680,000   5.250%, 11/15/17 AMBAC Insured ..........................   Aaa/AAA             731,734
                  Weber County, Utah Sales Tax
        385,000   5.000%, 07/01/23 AMBAC Insured ..........................   Aaa/NR              401,116

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  West Valley City, Utah Redevelopment Agency
$     1,625,000   5.000%, 03/01/21 ........................................    NR/A-     $      1,689,285
        320,000   5.000%, 03/01/22 ........................................    NR/A-              330,470
        350,000   5.000%, 03/01/23 ........................................    NR/A-              360,157
      1,000,000   5.000%, 03/01/24 ........................................    NR/A-            1,022,260
                                                                                         ----------------
                  Total Tax Revenue .......................................                    34,707,072
                                                                                         ----------------

                  TRANSPORTATION (4.1%)
                  Alaska State International Airport Revenue
        110,000   5.000%, 10/01/24 AMBAC Insured AMT ......................   Aaa/AAA             111,073
                  Florida State Turnpike Authority Turnpike Revenue
        500,000   4.500%, 07/01/22 MBIA Insured ...........................   Aaa/AAA             508,730
                  Miami-Dade County, Florida Aviation Revenue
        445,000   5.000%, 10/01/24 FGIC Insured AMT .......................   Aaa/AAA             447,568
                  Port of Seattle, Washington Revenue
        785,000   5.100%, 04/01/24 AMT FGIC Insured .......................   Aaa/AAA             787,088
                  Utah Transit Authority Sales Tax & Transportation
                     Revenue
      3,300,000   4.125%, 06/15/21 FSA Insured ............................   Aaa/AAA           3,303,267
      3,450,000   4.125%, 06/15/22 FSA Insured ............................   Aaa/AAA           3,396,422
        590,000   5.000%, 06/15/24 FSA Insured ............................   Aaa/AAA             637,106
                                                                                         ----------------
                  Total Transportation ....................................                     9,191,254
                                                                                         ----------------

                  UTILITY (10.0%)
                  Alaska Industrial Development & Export Authority
        400,000   4.625%, 12/01/16 AMBAC Insured AMT ......................   NR/AAA              407,356
                  Cowlitz County, Washington Public Utility District
                     Electric Revenue
      1,000,000   4.500%, 09/01/26 MBIA Insured ...........................   Aaa/AAA             991,220
                  Eagle Mountain, Utah Gas & Electric
      1,385,000   4.250%, 06/01/20 Radian Insured .........................   Aa3/AA            1,312,745
      1,440,000   5.000%, 06/01/21 Radian Insured .........................   Aa3/AA            1,459,512
      1,515,000   5.000%, 06/01/22 Radian Insured .........................   Aa3/AA            1,529,877
                  Garland, Texas Water & Sewer
        440,000   4.500%, 03/01/21 AMBAC Insured ..........................   Aaa/AAA             446,838
                  Indianapolis, Indiana Gas Utility
        290,000   5.000%, 08/15/24 AMBAC Insured ..........................   Aaa/AAA             291,343

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  UTILITY (CONTINUED)
                  Intermountain Power Agency Utilities Light &
                     Power Service, Utah
$     1,380,000   5.000%, 07/01/19 MBIA Insured ...........................   Aaa/AAA    $      1,421,704
                  Manti City, Utah Electric System Revenue
        603,000   5.750%, 02/01/17 ........................................   NR/NR*              617,171
                  Murray City, Utah Utility Electric Revenue
      1,340,000   5.000%, 06/01/25 AMBAC Insured ..........................   Aaa/NR            1,401,171
                  Rockport, Indiana Pollution Control Revenue
                     Indiana Michigan Power Company Project
      1,500,000   4.625%, 06/01/25 Series A FGIC Insured ..................   Aaa/AAA           1,493,730
                  St. George, Utah Electric Revenue
      1,910,000   4.500%, 06/01/20 FSA Insured ............................   Aaa/NR            1,965,715
                  Salem, Utah Electric Revenue
        130,000   5.350%, 11/01/08 ........................................   NR/NR*              131,466
        140,000   5.400%, 11/01/09 ........................................   NR/NR*              142,864
                  Santa Clara Utah Storm Drain Revenue
        877,000   5.100%, 09/15/26 ........................................   NR/NR*              858,320
                  Seattle, Washington Municipal Light & Power
      1,360,000   4.500%, 08/01/19 FSA Insured ............................   Aaa/AAA           1,399,726
                  Southern Utah Valley Power System
        210,000   5.250%, 09/15/13 MBIA Insured ...........................   Aaa/AAA             225,968
        225,000   5.250%, 09/15/14 MBIA Insured ...........................   Aaa/AAA             242,312
        235,000   5.250%, 09/15/15 MBIA Insured ...........................   Aaa/AAA             252,343
        185,000   5.125%, 09/15/21 MBIA Insured ...........................   Aaa/AAA             193,821
                  Springville, Utah Electric Revenue
        550,000   5.600%, 03/01/09 ........................................   Baa1/NR             560,142
                  Tacoma, Washington Solid Waste Utility Revenue
      1,000,000   5.000%, 12/01/23 XLCA Insured ...........................   Aaa/AAA           1,048,290
                  Utah Assessed Municipal Power System
        790,000   5.250%, 12/01/09 ........................................    NR/A-              811,306
      1,000,000   5.000%, 04/01/21 FSA Insured ............................   Aaa/AAA           1,048,250
                  Utah Water Finance Agency Revenue
      1,000,000   4.500%, 10/01/28 AMBAC Insured ..........................   Aaa/NR              995,930
                  Washington, Utah Electric Revenue
        985,000   5.000%, 09/01/21 XLCA Insured ...........................   Aaa/NR            1,038,495
                                                                                         ----------------
                  Total Utility ...........................................                    22,287,615
                                                                                         ----------------

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  WATER AND SEWER (3.5%)
                  Ashley Valley, Utah
$        40,000   9.500%, 01/01/08 AMBAC Insured ..........................   Aaa/AAA    $         40,000
                  Eagle Mountain, Utah Water and Sewer
        750,000   5.800%, 11/15/16 ACA Insured ............................    NR/A               808,703
        690,000   4.750%, 11/15/25 MBIA Insured ...........................   Aaa/AAA             704,690
                  Jacksonville, Florida Water and Sewer
                     System Revenue
        250,000   4.625%, 10/01/22 ........................................   Aa3/AA-             250,170
                  Mesquite, Texas Waterworks & Sewer
        225,000   4.500%, 03/01/24 FSA Insured ............................   Aaa/AAA             226,312
                  Murray City, Utah Sewer and Water
        440,000   5.000%, 10/01/19 AMBAC Insured ..........................   Aaa/NR              463,038
                  Pleasant Grove, Utah Water Revenue
        450,000   4.300%, 12/01/20 MBIA Insured ...........................   Aaa/AAA             448,218
                  Smithfield, Utah Water Revenue
         90,000   4.750%, 06/01/17 ........................................   NR/NR*               87,534
         94,000   4.800%, 06/01/18 ........................................   NR/NR*               90,929
         99,000   4.850%, 06/01/19 ........................................   NR/NR*               94,972
        103,000   4.900%, 06/01/20 ........................................   NR/NR*               98,381
        108,000   5.000%, 06/01/21 ........................................   NR/NR*              103,404
        114,000   5.050%, 06/01/22 ........................................   NR/NR*              109,044
        120,000   5.100%, 06/01/23 ........................................   NR/NR*              113,974
        126,000   5.150%, 06/01/24 ........................................   NR/NR*              119,700
        132,000   5.200%, 06/01/25 ........................................   NR/NR*              125,185
        139,000   5.250%, 06/01/26 ........................................   NR/NR*              131,615
                  Upper Trinity Regional Water District, Texas
        205,000   4.500%, 08/01/20 AMBAC Insured ..........................   Aaa/AAA             209,205
                  Utah Water Finance Agency Revenue
        200,000   5.250%, 07/01/16 AMBAC Insured ..........................   Aaa/NR              213,916
        310,000   5.000%, 10/01/17 AMBAC Insured ..........................   Aaa/NR              326,672
        105,000   5.000%, 10/01/20 AMBAC Insured (unrefunded) .............   Aaa/NR              109,258
        830,000   4.500%, 10/01/22 AMBAC Insured ..........................   Aaa/NR              841,736
        100,000   5.125%, 07/01/23 AMBAC Insured ..........................   Aaa/NR              104,291
        870,000   4.500%, 10/01/23 AMBAC Insured ..........................   Aaa/NR              879,057
        250,000   5.500%, 10/01/29 AMBAC Insured (pre-refunded) ...........   Aaa/AAA             260,560

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  WATER AND SEWER (CONTINUED)
                  Weber-Box Elder, Utah Conservation District Water
                     Revenue
$       200,000   6.450%, 11/01/14 (pre-refunded) .........................   Baa3/NR    $        217,696
        200,000   6.500%, 11/01/19 (pre-refunded) .........................   Baa3/NR             217,964
        335,000   6.900%, 11/01/20 (pre-refunded) .........................   Baa3/NR             368,681
 ..........................................................................              ----------------
                  Total Water and Sewer ...................................                     7,764,905
                                                                                         ----------------
                  Total Revenue Bonds .....................................                   165,207,425
                                                                                         ----------------
                  Total Investments (cost $217,316,685-note 4) ............    97.7%          217,513,266
                  Other assets less liabilities ...........................     2.3             5,177,896
                                                                              -----      ----------------
                  Net Assets ..............................................   100.0%     $    222,691,162
                                                                              =====      ================

                                                                             PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
                  ----------------------------------------------------       ---------
                  Aaa of Moody's or AAA of S&P ............................    63.8%
                  Aa of Moody's or AA of S&P ..............................    13.3
                  A of Moody's or S&P .....................................     2.9
                  Baa of Moody's or BBB of S&P ............................     3.7
                  Not rated* ..............................................    16.3
                                                                             ------
                                                                              100.0%
                                                                             ======

* Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:

          ACA -   American Capital Assurance Financial Guaranty Corp.
          AMBAC - American Municipal Bond Assurance Corp.
          AMT -   Alternative Minimum Tax
          COP -   Certificates of Participation
          FGIC -  Financial Guaranty Insurance Co.
          FSA -   Financial Security Assurance
          LOC -   Letter of Credit
          MBIA -  Municipal Bond Investors Assurance
          NR -    Not Rated
          XLCA -  XL Capital Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2007 (UNAUDITED)

ASSETS
     Investments at value (cost $217,316,685) .........................................     $ 217,513,266
     Cash .............................................................................         1,043,085
     Interest receivable ..............................................................         3,059,952
     Receivable for Fund shares sold ..................................................         1,113,579
     Receivable for investment securities sold ........................................           660,000
     Other assets .....................................................................            12,788
                                                                                            -------------
     Total assets .....................................................................       223,402,670
                                                                                            -------------
LIABILITIES
   Dividends payable ..................................................................           261,866
   Payable for Fund shares redeemed ...................................................           234,934
   Distribution and service fees payable ..............................................            50,441
   Management fees payable ............................................................            37,862
   Accrued expenses ...................................................................           126,405
                                                                                            -------------
   Total liabilities ..................................................................           711,508
                                                                                            -------------
NET ASSETS ............................................................................     $ 222,691,162
                                                                                            =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share      $     223,198
   Additional paid-in capital .........................................................       223,820,700
   Net unrealized appreciation on investments (note 4) ................................           196,581
   Accumulated net realized loss on investments .......................................        (1,410,300)
   Distributions in excess of net investment income ...................................          (139,017)
                                                                                            -------------
                                                                                            $ 222,691,162
                                                                                            =============
CLASS A
   Net Assets .........................................................................     $ 151,714,063
                                                                                            =============
   Capital shares outstanding .........................................................        15,214,493
                                                                                            =============
   Net asset value and redemption price per share .....................................     $        9.97
                                                                                            =============
   Offering price per share (100/96 of $9.97 adjusted to nearest cent) ................     $       10.39
                                                                                            =============
CLASS C
   Net Assets .........................................................................     $  29,159,314
                                                                                            =============
   Capital shares outstanding .........................................................         2,925,177
                                                                                            =============
   Net asset value and offering price per share .......................................     $        9.97
                                                                                            =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................     $        9.97*
                                                                                            =============
CLASS Y
   Net Assets .........................................................................     $  41,817,785
                                                                                            =============
   Capital shares outstanding .........................................................         4,180,085
                                                                                            =============
   Net asset value, offering and redemption price per share ...........................     $       10.00
                                                                                            =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...................................................                     $  5,241,884

Expenses:

     Management fee (note 3) ...........................................    $    562,626
     Distribution and service fees (note 3) ............................         301,594
     Transfer and shareholder servicing agent fees .....................          72,381
     Trustees' fees and expenses (note 8) ..............................          49,842
     Legal fees (note 3) ...............................................          42,080
     Shareholders' reports and proxy statements ........................          30,717
     Custodian fees ....................................................          14,779
     Fund accounting fees ..............................................          13,163
     Registration fees and dues ........................................          10,554
     Auditing and tax fees .............................................           8,596
     Insurance .........................................................           5,166
     Chief compliance officer (note 3) .................................           2,291
     Miscellaneous .....................................................          18,182
                                                                            ------------
     Total expenses ....................................................       1,131,971

     Management fee waived (note 3) ....................................        (337,577)
     Expenses paid indirectly (note 6) .................................         (17,080)
                                                                            ------------
     Net expenses ......................................................                          777,314
                                                                                             ------------
     Net investment income .............................................                        4,464,570

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .............         294,133
     Change in unrealized depreciation on investments ..................       1,245,438
                                                                            ------------
     Net realized and unrealized gain (loss) on investments ............                        1,539,571
                                                                                             ------------
Net increase in net assets resulting from operations ...................                     $  6,004,141
                                                                                             ============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                     DECEMBER 31, 2007    YEAR ENDED
                                                                       (UNAUDITED)      JUNE 30, 2007
OPERATIONS:
     Net investment income .......................................    $   4,464,570     $   8,511,537
     Net realized gain (loss) from securities transactions .......          294,133           686,688
     Change in unrealized depreciation on investments ............        1,245,438           310,980
                                                                      -------------     -------------
       Change in net assets from operations ......................        6,004,141         9,509,205
                                                                      -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income .......................................       (3,150,608)       (5,969,997)

     Class C Shares:
     Net investment income .......................................         (512,952)       (1,072,516)

     Class Y Shares:
     Net investment income .......................................         (974,805)       (1,896,685)
                                                                      -------------     -------------
       Change in net assets from distributions ...................       (4,638,365)       (8,939,198)
                                                                      -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold ...................................       22,161,100        55,169,672
     Reinvested dividends and distributions ......................        2,793,214         5,565,179
     Cost of shares redeemed .....................................      (30,552,054)      (50,191,077)
                                                                      -------------     -------------
       Change in net assets from capital share transactions ......       (5,597,740)       10,543,774
                                                                      -------------     -------------

       Change in net assets ......................................       (4,231,964)       11,113,781

NET ASSETS:
   Beginning of period ...........................................      226,923,126       215,809,345
                                                                      -------------     -------------

   End of period* ................................................    $ 222,691,162     $ 226,923,126
                                                                      =============     =============

   * Includes distributions in excess of net investment income and
     undistributed net investment income, respectively, of: ......    $    (139,017)    $      34,778
                                                                      =============     =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Fund on December 31, 2007 and there were no uncertain tax positions to be reflected in the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the six months ended December 31, 2007, the Fund incurred management fees of $562,626 of which $337,577 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2007 through June 30, 2008 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.65% for Class C Shares or 0.65% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2007, distribution fees on Class A Shares amounted to $150,362, of which the Distributor retained $3,192.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2007, amounted to $113,424. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2007 amounted to $37,808. The total of these payments with respect to Class C Shares amounted to $151,232, of which the Distributor retained $31,992.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2007, total commissions on sales of Class A Shares amounted to $205,946, of which the Distributor received $19,770.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2007, the Fund incurred $41,541 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $22,070,229 and $31,727,610, respectively.

      At December 31, 2007, the aggregate tax cost for all securities was $217,293,540. At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,686,632 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,466,906, for a net unrealized appreciation of $219,726.

5. PORTFOLIO ORIENTATION

      Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes. At December 31, 2007, the Fund had 56% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2007                      YEAR ENDED
                                           (UNAUDITED)                       JUNE 30, 2007
                                 ------------------------------      ------------------------------
                                     SHARES           AMOUNT            SHARES            AMOUNT
                                 ------------      ------------      ------------      ------------
CLASS A SHARES:

   Proceeds from shares sold        1,197,531      $ 11,898,893         2,804,057      $ 28,292,959
   Reinvested distributions           206,076         2,047,474           385,904         3,893,635
   Cost of shares redeemed .       (1,214,843)      (12,045,543)       (2,569,962)      (25,914,165)
                                 ------------      ------------      ------------      ------------
      Net change ...........          188,764         1,900,824           619,999         6,272,429
                                 ------------      ------------      ------------      ------------
CLASS C SHARES:

   Proceeds from shares sold          199,360         1,988,312           758,270         7,658,338
   Reinvested distributions            30,961           307,570            62,950           634,919
   Cost of shares redeemed .         (425,063)       (4,224,504)       (1,125,043)      (11,352,553)
                                 ------------      ------------      ------------      ------------
      Net change ...........         (194,742)       (1,928,622)         (303,823)       (3,059,296)
                                 ------------      ------------      ------------      ------------
CLASS Y SHARES:

   Proceeds from shares sold          827,131         8,273,895         1,898,552        19,218,375
   Reinvested distributions            43,862           438,170           102,317         1,036,625
   Cost of shares redeemed .       (1,431,413)      (14,282,007)       (1,277,759)      (12,924,359)
                                 ------------      ------------      ------------      ------------
      Net change ...........         (560,420)       (5,569,942)          723,110         7,330,641
                                 ------------      ------------      ------------      ------------
Total transactions in Fund
   shares ..................         (566,398)     $ (5,597,740)        1,039,286      $ 10,543,774
                                 ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2007 was $37,619, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (audit, nominating and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2007, such meeting-related expenses amounted to $12,223.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $582,040 and debited additional paid-in capital in the amount of $582,040 at June 30, 2007. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2007. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2007, the Fund had a capital loss carryover of $1,704,433 of which $1,435,148 expires on June 30, 2009, $15,469 expires on June 30, 2011, and $253,816 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

      The tax character of distributions:

                                                   Year Ended June 30,
                                                 2007              2006
                                              ----------        ----------
      Net tax-exempt income                   $8,484,772        $7,658,064
      Ordinary income                            454,426           459,466
                                              ----------        ----------
                                              $8,939,198        $8,117,530
                                              ==========        ==========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income         $   175,158
      Accumulated net realized loss            (1,704,433)
      Unrealized depreciation                  (1,014,079)
      Other temporary differences                (175,158)
                                              -----------
                                              $(2,718,512)
                                              ===========

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

      Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    Class A
                                                 ----------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                            Year Ended June 30,
                                                  12/31/07       ------------------------------------------------------------
                                                 (unaudited)       2007         2006         2005         2004         2003
                                                 -----------     --------     --------     --------     --------     --------
Net asset value, beginning of period ..........   $   9.91       $   9.87     $  10.26     $   9.91     $  10.31     $   9.85
                                                  --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income ......................       0.20++         0.40+        0.40+        0.41+        0.43++       0.44+
   Net gain (loss) on securities (both realized
      and unrealized) .........................       0.07           0.05        (0.37)        0.38        (0.37)        0.48
                                                  --------       --------     --------     --------     --------     --------
   Total from investment operations ...........       0.27           0.45         0.03         0.79         0.06         0.92
                                                  --------       --------     --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income .......      (0.21)         (0.41)       (0.42)       (0.44)       (0.46)       (0.46)
   Distributions from capital gains ...........         --             --           --           --           --           --
                                                  --------       --------     --------     --------     --------     --------
   Total distributions ........................      (0.21)         (0.41)       (0.42)       (0.44)       (0.46)       (0.46)
                                                  --------       --------     --------     --------     --------     --------
Net asset value, end of period ................   $   9.97       $   9.91     $   9.87     $  10.26     $   9.91     $  10.31
                                                  ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ....       2.75%*         4.60%        0.28%        8.06%        0.54%        9.55%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...   $151,714       $148,894     $142,227     $126,091     $ 94,103     $ 85,329
   Ratio of expenses to average net assets ....       0.64%**        0.68%        0.64%        0.59%        0.48%        0.43%
   Ratio of net investment income to average
      net assets ..............................       4.03%**        3.89%        3.90%        3.98%        4.19%        4.31%
   Portfolio turnover rate ....................      10.27%*        17.36%        9.61%        8.68%       15.98%        6.43%

The expense and net  investment  income  ratios  without  the effect of the waiver of a portion of the  management  fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets ....       0.93%**        0.96%        0.93%        0.97%        0.94%        1.02%
   Ratio of net investment income to average
      net assets ..............................       3.75%**        3.61%        3.61%        3.60%        3.73%        3.72%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets ....       0.62%**        0.66%        0.61%        0.56%        0.47%        0.42%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class C
                                           ------------------------------------------------------------------------------
                                            Six Months
                                              Ended                              Year Ended June 30,
                                            12/31/07        -------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004          2003
                                           -----------      --------     --------     --------     --------      --------
Net asset value, beginning of period .....   $   9.91       $   9.87     $  10.26     $   9.91     $  10.30      $   9.85
                                             --------       --------     --------     --------     --------      --------
Income (loss) from investment operations:
  Net investment income ..................       0.16++         0.32+        0.32+        0.32+        0.34++        0.34+
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.07           0.05        (0.37)        0.38        (0.36)         0.48
                                             --------       --------     --------     --------     --------      --------
Total from investment operations .........       0.23           0.37        (0.05)        0.70        (0.02)         0.82
                                             --------       --------     --------     --------     --------      --------
Less distributions (note 10):
  Dividends from net investment income ...      (0.17)         (0.33)       (0.34)       (0.35)       (0.37)        (0.37)
  Distributions from capital gains .......         --             --           --           --           --            --
                                             --------       --------     --------     --------     --------      --------
  Total distributions ....................      (0.17)         (0.33)       (0.34)       (0.35)       (0.37)        (0.37)
                                             --------       --------     --------     --------     --------      --------
Net asset value, end of period ...........   $   9.97       $   9.91     $   9.87     $  10.26     $   9.91      $  10.30
                                             ========       ========     ========     ========     ========      ========
Total return (not reflecting sales charge)       2.34%*         3.77%       (0.52)%       7.20%       (0.16)%        8.48%

Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 29,159       $ 30,905     $ 33,791     $ 27,581     $ 21,961      $ 16,420
  Ratio of expenses to average net assets        1.44%**        1.48%        1.44%        1.39%        1.27%         1.31%
  Ratio of net investment income to
    average net assets ...................       3.23%**        3.10%        3.10%        3.18%        3.38%         3.39%
  Portfolio turnover rate ................      10.27%*        17.36%        9.61%        8.68%       15.98%         6.43%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        1.73%**        1.76%        1.72%        1.77%        1.74%         1.81%
  Ratio of net investment income to
    average net assets ...................       2.95%**        2.81%        2.81%        2.80%        2.93%         2.89%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets        1.43%**        1.46%        1.41%        1.36%        1.27%         1.30%

                                                                               Class Y
                                           ------------------------------------------------------------------------------
                                           Six Months
                                             Ended                              Year Ended June 30,
                                            12/31/07        -------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004          2003
                                           -----------      --------     --------     --------     --------      --------
Net asset value, beginning of period .....   $   9.94       $   9.90     $  10.29     $   9.94     $  10.34      $   9.89
                                             --------       --------     --------     --------     --------      --------
Income (loss) from investment operations:
  Net investment income ..................       0.21++         0.41+        0.42+        0.42+        0.44++        0.42+
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.07           0.07        (0.37)        0.39        (0.36)         0.50
                                             --------       --------     --------     --------     --------      --------
Total from investment operations .........       0.28           0.48         0.05         0.81         0.08          0.92
                                             --------       --------     --------     --------     --------      --------
Less distributions (note 10):
  Dividends from net investment income ...      (0.22)         (0.44)       (0.44)       (0.46)       (0.48)        (0.47)
  Distributions from capital gains .......         --             --           --           --           --            --
                                             --------       --------     --------     --------     --------      --------
  Total distributions ....................      (0.22)         (0.44)       (0.44)       (0.46)       (0.48)        (0.47)
                                             --------       --------     --------     --------     --------      --------
Net asset value, end of period ...........   $  10.00       $   9.94     $   9.90     $  10.29     $   9.94      $  10.34
                                             ========       ========     ========     ========     ========      ========
Total return (not reflecting sales charge)       2.85%*         4.80%        0.49%        8.27%        0.76%         9.55%

Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 41,818       $ 47,124     $ 39,791     $ 17,928     $  8,233      $    883
  Ratio of expenses to average net assets        0.44%**        0.48%        0.44%        0.39%        0.28%         0.30%
  Ratio of net investment income to
    average net assets ...................       4.23%**        4.09%        4.10%        4.15%        4.41%         4.17%
  Portfolio turnover rate ................      10.27%*        17.36%        9.61%        8.68%       15.98%         6.43%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        0.72%**        0.76%        0.72%        0.77%        0.74%         0.78%
  Ratio of net investment income to
    average net assets ...................       3.94%**        3.81%        3.82%        3.78%        3.95%         3.70%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets        0.42%**        0.46%        0.41%        0.37%        0.27%         0.29%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                   ACTUAL
               TOTAL RETURN      BEGINNING         ENDING           EXPENSES
                  WITHOUT         ACCOUNT          ACCOUNT         PAID DURING
              SALES CHARGES(1)     VALUE            VALUE         THE PERIOD(2)
-------------------------------------------------------------------------------
Class A             2.75%        $1,000.00        $1,027.50        $    3.16
-------------------------------------------------------------------------------
Class C             2.34%        $1,000.00        $1,023.40        $    7.27
-------------------------------------------------------------------------------
Class Y             2.85%        $1,000.00        $1,028.50        $    2.14
-------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.43% AND 0.42% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

                  HYPOTHETICAL
                   ANNUALIZED      BEGINNING         ENDING           EXPENSES
                      TOTAL         ACCOUNT          ACCOUNT        PAID DURING
                     RETURN          VALUE            VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%        $1,000.00        $1,022.02        $    3.15
--------------------------------------------------------------------------------
Class C               5.00%        $1,000.00        $1,017.95        $    7.25
--------------------------------------------------------------------------------
Class Y               5.00%        $1,000.00        $1,023.03        $    2.14
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.43% AND 0.42% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(R) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until December 31, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o Copies of the agreements to be renewed; o A term sheet describing the material terms of the agreements;
      o     The Annual Report of the Fund for the year ended June 30, 2007;
      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and
      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Mr. Thomas S. Albright and Mr. Kimball Young as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund's portfolio securities. Mr. Young, based in Salt Lake City, has extensive municipal bond underwriting experience and has provided local information regarding specific holdings in the Fund's portfolio. Mr. Albright has over 25 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that exceeded or was comparable to that of all single-state tax-free municipal bond funds nationwide, including funds of a comparable asset size for one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES AND FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2007 through June 30, 2008 so that total Fund expenses would not exceed 0.85 of 1% for Class A Shares, 1.65 of 1% for Class C Shares and 0.65 of 1% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's competitors.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager was currently waiving a substantial portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Gary C. Cornia, Chair
   Anne J. Mills, Vice Chair
   Tucker Hart Adams
   Thomas A. Christopher
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking

OFFICERS
   Diana P. Herrmann, President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President and Co-Portfolio Manager Thomas S. Albright, Senior Vice President and Co-Portfolio Manager
   M. Kayleen Willis, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

	Not. applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 7, 2008


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 7, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 8, 2008








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.